Income Taxes	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Income Taxes
11.	TAXATION

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in Malaysia and Singapore that are subject to taxes in the jurisdictions in which they operate, are as follows:

Malaysia

The Company is incorporated in Malaysia and governed by the income taxes laws of Malaysia. The income taxes provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income taxes rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM2,500,000 or less and gross income from business operations of RM50,000,000 is 17% for the first RM600,000 (or approximately $150,000) for the years ended July 31, 2024 and 2025 with the remaining balance being taxed at the 24% rate. For the years ended July 31, 2024 and 2025, the tax rate applicable for the Company is 17%.

Singapore

The Company’s subsidiary, KEDAS, is incorporated in Singapore and considered a Singapore tax resident enterprise under Singapore tax laws and subject to enterprise income tax on its taxable income as determined under Singapore tax laws at a statutory tax rate of 17%.

The components of loss/income before income taxes were comprised of the following:

	For the years ended July 31,
	2024	2025
Tax jurisdictions from:
-Malaysia	$145,017	$260,353
-Singapore	8,210	(50,442)
Income before income taxes	$153,227	$209,911

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

11.	TAXATION – Continued

The provision for income taxes consisted of the following:

For the years ended July 31,
	2024	2025
Current:
-Malaysia	$-	$-
-Singapore	-	-

Deferred:
-Malaysia	-	-
-Singapore	-	-
Income tax expense	$-	$-

A reconciliation between the Group’s actual provision for income taxes at the Malaysian statutory rate is as follows:

	For the years ended July 31,
	2024	2025
Income before income tax expense	$153,227	$209,911
Income tax expense at the statutory rate of 17%	26,049	35,685
Tax effect of non-deductible expense	124	3,341
Tax effect of other temporary differences	1,094	(3,132)
Unrecognized deferred tax assets	(25,871)	8,575
Utilize prior year tax losses which not recorded deferred tax assets	(1,396)	(44,469)
Income taxes expense	$-	$-

As of July 31, 2024 and 2025, the Company has unabsorbed tax losses of approximately US$470,769 (RM2,160,122) and US$150,278 (RM640,561), respectively, which are available for set-off against future business profit. Future tax benefits arising from tax losses and deferred tax debit balances have not been recognized since there is no reasonable certainty of their recovery in future periods. This is subject to finalization by the Inland Revenue Board. Any unabsorbed business losses and unutilized capital allowances for the year of assessment 2019 onwards shall be deductible for a maximum period of ten consecutive years of assessment immediately following that year of assessment, Any amount which is not deducted at the end of the period of seven years of assessment shall be disregarded.

As of July 31, 2024 and 2025, the Group’s subsidiary in Singapore has an unabsorbed tax loss amounting to approximately US$641,054 (SGD857,217), and US$711,845 (SGD923,761), respectively, that are available for offset against future taxable profits subject to agreement by the Singapore Comptroller of Income Tax and compliance with certain provisions of Singapore Income Tax Act, Chapter 134.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

11.	TAXATION – Continued

Deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	For the years ended July 31,
	2024	2025
Deferred tax assets:
Net operating loss carry-forwards	$189,010	$146,561
Total deferred tax assets	189,010	146,561
Less: Valuation allowance	(189,010)	(146,561)
Total deferred tax assets, net	$-	$-

Changes in valuation allowance are as follows:

	For the years ended July 31,
	2024	2025
Balance at the beginning of the year	$242,146	$189,010
Additions	(1,396)	8,575
Utilization	(47,446)	(59,233)
Foreign exchange effect	(4,294)	8,208
Balance at the end of the year	$189,010	$146,561

As of July 31, 2024 and 2025, the Group did not recognize any net deferred tax assets, as the Group has provided a valuation allowance of US$189,010 and US$146,561, respectively, for which it has concluded that it is more likely than not that these net operating losses would not be utilized in the future. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the Group companies operate.

Uncertain Tax Position

As of July 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions, and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended July 31, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)